Trade and Other Receivables, net - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Receivables [Abstract]
Accounts Receivables, Sold During The Period	$ 1,531.6	$ 2,629.4
Factoring agreements, amounts collected on behalf of others	$ 110.1	$ 50.2